Quarterly Financial Information (Unaudited)	5 Months Ended
Dec. 31, 2020
Tortoise Acquisition Corp. II [Member]
Quarterly Financial Information (Unaudited) [Line Items]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 11. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables contain unaudited consolidated quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s consolidated financial statements as described in Note 2 — Restatement of Previously Issued Financial Statements. The restatement and revision had no impact to net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,610,178	$—	$346,610,178
Liabilities and stockholders’ equity
Total current liabilities	$86,561	$—	$86,561
Deferred legal fees	150,000
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	22,975,940	22,975,940
Total liabilities	12,311,561	22,975,940	35,137,501
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	329,298,610	(22,975,940)	306,322,670
Stockholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	230	387
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,082,299	5,463,350	10,545,649
Accumulated deficit	(83,312)	(5,463,580)	(5,546,892)
Total stockholders’ equity	5,000,007	—	5,000,007
Total liabilities and stockholders’ equity	$346,610,178	$—	$346,460,178
	Period From July 24, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(83,312)	$—	$(83,312)
Other (expense) income:
Change in fair value of warrant liabilities	—	(4,851,960)	(4,851,960)
Financing costs	—	(611,620)	(611,620)
Net gain from investments held in Trust Account	—	—	—
Total other (expense) income	—	(5,463,580)	(5,463,580)
Net loss	$(83,312)	$(5,463,580)	$(5,546,892)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,500,000	—	34,500,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000	—	8,625,000
Basic and Diluted net loss per Class B share	$(0.01)	—	$(0.64)
	Period From July 24, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(83,312)	$(5,463,580)	$(5,546,892)
Adjustment to reconcile net loss to net cash used in operating activities	73,163	5,463,580	5,536,743
Net cash used in operating activities	(528,167)	—	(528,167)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,608,766	—	346,608,766
Net change in cash	$1,080,599	$—	$1,080,599